UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
October 23, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $237,122(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- -------- ------ -------- ------
Apache Corp.                   COM        037411105     4521    52288 SH       SOLE            52288
Apple Computers                COM        037833100     8259    12380 SH       SOLE            12380
BHP Billiton Plc.              COM        05545E209     5410    86609 SH       SOLE            86609
BP PLC                         ADR        055622104      211     4971 SH       SOLE             4971
Becton Dickinson & Co.         COM        075887109     6192    78819 SH       SOLE            78819
Berkshire Hathaway Class B     COM        084670702     7411    84027 SH       SOLE            84027
CSX Corp                       COM        126408103     6481   312315 SH       SOLE           312315
Caterpillar Inc                COM        149123101     5874    68271 SH       SOLE            68271
ChevronTexaco Corp             COM        166764100      452     3881 SH       SOLE             3881
Coca Cola Co.                  COM        191216100     7217   190267 SH       SOLE           190267
Colgate Palmolive Co           COM        194162103     8074    75303 SH       SOLE            75303
Danaher Corporation            COM        235851102     9204   166884 SH       SOLE           166664
Discovery Communications       COM        25470F302     6788   121125 SH       SOLE           121125
EMC Corp.                      COM        268648102     8483   311081 SH       SOLE           311081
Eli Lilly Co Inc               COM        532457108      267     5622 SH       SOLE             5622
Exxon Mobil Corporation        COM        30231G102     8702    95151 SH       SOLE            95151
Fomento Economico Mexico S.A.B ADR        344419106     7242    78730 SH       SOLE            78730
Google                         COM        38259P508     9191    12181 SH       SOLE            12181
H.J. Heinz Co.                 COM        423074103     6993   124988 SH       SOLE           124988
International Business Machine COM        459200101     8439    40680 SH       SOLE            40680
JP Morgan Chase & Co.          COM        46625H100      292     7218 SH       SOLE             7218
Johnson & Johnson              COM        478160104     6294    91331 SH       SOLE            91331
Johnson Controls Inc.          COM        478366107     5752   209910 SH       SOLE           209910
Lowe's Companies               COM        548661107     6548   216525 SH       SOLE           216525
Mondelez International         COM        609207105     8369   202398 SH       SOLE           202398
Novartis AG                    ADR        66987V109     6070    99079 SH       SOLE            99079
Oracle Corp.                   COM        68389X105     7680   244122 SH       SOLE           244122
Pepsico                        COM        713448108      207     2924 SH       SOLE             2924
Procter & Gamble               COM        742718109      273     3943 SH       SOLE             3943
Qualcomm Inc.                  COM        747525103     7295   116774 SH       SOLE           116774
Schlumberger, Ltd.             COM        806857108     5867    81118 SH       SOLE            81118
Schwab (Charles) Corp.         COM        808513105     6939   542730 SH       SOLE           542730
Standard & Poor's Depository R ETF        78462F103      228     1585 SH       SOLE             1585
Starbucks Corporation          COM        855244109      412     8125 SH       SOLE             8125
Stryker                        COM        863667101      200     3600 SH       SOLE             3600
Target Corp.                   COM        87612E106     9205   145028 SH       SOLE           145028
United Technologies Corp       COM        913017109     8232   105153 SH       SOLE           105153
Vanguard Mid-Cap VIPER         ETF        922908629      387     4763 SH       SOLE             4763
Vanguard Small Cap Value Fund  ETF        922908611    11610   161475 SH       SOLE           161475
Vanguard Total Stock Market Vi ETF        922908769     3060    41554 SH       SOLE            41554
Wal-Mart Stores                COM        931142103      982    13300 SH       SOLE            13300
Yum! Brands Inc.               COM        988498101     6057    91300 SH       SOLE            91300
iShares MSCI EAFE Index Fund   ETF        464287465      210     3971 SH       SOLE             3971
iShares MSCI Emerging Markets  ETF        464287234     8024   194175 SH       SOLE           194175
iShares Russell 1000 Index Fun ETF        464287622      378     4750 SH       SOLE             4750
iShares Russell Midcap Index F ETF        464287499      449     4050 SH       SOLE             4050
iShares S&P Small-Cap 600 Inde ETF        464287804      691     8970 SH       SOLE             8970